INVESTMENT DEPOSIT	9 Months Ended
Dec. 31, 2011
Schedule of Investments [Abstract]
INVESTMENT DEPOSIT

6.   INVESTMENT DEPOSIT

The Company had the negotiating rights that came with a non-refundable, earnest deposit of $100,000 that Z3E provided to Trinity Springs, Ltd (“Trinity”). Z3E previously entered into an Asset Purchase and Sale Agreement with Trinity Springs, Ltd. (“Trinity”), to purchase Trinity for $18,600,000. The $100,000 deposit would be credited to the buyer at closing.

Final realization of the agreement was dependent upon the approval of Trinity’s board and shareholders.  That approval was never granted, so on March 24, 2011, Z3E terminated the Agreement.  Discussions concerning the purchase of Trinity Springs continued, but the Company was unable to put together an acceptable corporate structure. On October 15, 2011, the Company attempted to submit another offer for review by the Trinity board.   In response, we received information that caused us to withdraw the offer.  Since then, negotiations have ceased.  As a result, the $100,000 was forfeited during the fourth quarter.